Investments	3 Months Ended
Mar. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investments
Investments

(a) Available-for-Sale Securities

The cost, fair value, and gross unrealized gains and losses on available-for-sale securities were as follows:

March 31, 2014	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Equity securities:
Common stock	$1,939	$—	$(390)	$1,549
Preferred stock	5,000	—	(308)	4,692
Fixed maturities:
U.S. Treasury and Federal agencies	28,022	1,053	(34)	29,041
States and political subdivisions bonds	104,300	2,269	(2,175)	104,394
Residential mortgage-backed securities	379,763	4,575	(5,152)	379,186
Corporate bonds	617,880	27,478	(3,526)	641,832
Commercial mortgage-backed securities	21,566	125	—	21,691
Subtotal	$1,158,470	$35,500	$(11,585)	$1,182,385
Less: Securities pledged	71,067	492	(819)	70,740
Total	$1,087,403	$35,008	$(10,766)	$1,111,645

December 31, 2013	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Equity securities:
Common stock	$1,939	$—	$—	$1,939
Preferred stock	5,000	—	(652)	4,348
Fixed maturities:
U.S. Treasury and Federal agencies	30,655	920	—	31,575
States and political subdivisions bonds	101,105	1,681	(3,202)	99,584
Residential mortgage-backed securities	272,820	4,136	(7,527)	269,429
Corporate bonds	477,442	21,397	(7,044)	491,795
Commercial mortgage-backed securities	8,179	—	(51)	8,128
Subtotal	$897,140	$28,134	$(18,476)	$906,798
Less: Securities pledged	133,013	3,884	(2,975)	133,922
Total	$764,127	$24,250	$(15,501)	$772,876

The amortized cost and fair value of available-for-sale debt securities held as of March 31, 2014, by contractual maturity, are shown in the table below. Actual maturities may differ from contractual maturities because some borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

March 31, 2014	Cost or Amortized Cost	Fair Value
Due in one year or less	$4,862	$4,881
Due after one year through five years	91,046	96,702
Due after five years through ten years	557,661	577,436
Due after ten years	96,633	96,248
Mortgage-backed securities	401,329	400,877
Total	$1,151,531	$1,176,144

(b) Investment Income

The components of net investment income consisted of the following:

	Three Months Ended March 31,
	2014	2013
Interest
Cash and short term investments	$10	$2
Fixed maturities	9,753	7,443
Investment Income	9,763	7,445
Investment expense	(469)	(923)
Repurchase Agreements interest expense	(80)	(49)
Net Investment Income	$9,214	$6,473

(c) Realized Gains and Losses

Proceeds from sales of fixed maturity securities during the three months ended March 31, 2014 and 2013 were $0 and $109,951, respectively.

The tables below indicate the gross realized gains and losses for the three months ended March 31, 2014 and 2013.

Three Months Ended March 31, 2014	Gross Gains	Gross Losses	Net Gains (Losses)
Fixed maturity securities	$—	$—	$—

Three Months Ended March 31, 2013	Gross Gains	Gross Losses	Net Gains (Losses)
Fixed maturity securities	$1,724	$(26)	$1,698

(d) Unrealized Gains and Losses

Unrealized gains (losses) on fixed maturity securities, equity securities and securities sold but not yet purchased consisted of the following:

March 31, 2014
Net unrealized loss on common stock	$(390)
Net unrealized loss on preferred stock	(308)
Net unrealized gain on fixed maturity securities	24,613
Deferred income tax expense	(8,084)
Net unrealized gain, net of deferred income tax expense	$15,831

Change in net unrealized gains, net of deferred income tax expense	$8,771

December 31, 2013
Net unrealized loss on preferred stock	$(652)
Net unrealized gain on fixed maturity securities	10,310
Deferred income tax expense	(2,598)
Net unrealized gain, net of deferred income tax expense	$7,060

(e) Gross Unrealized Losses

The tables below summarize the gross unrealized losses of fixed maturity and equity securities by length of time the security has continuously been in an unrealized loss position as of March 31, 2014 and December 31, 2013:

	Less Than 12 Months			12 Months or More			Total
March 31, 2014	Fair Market Value	Unrealized Losses	No. of Positions Held	Fair Market Value	Unrealized Losses	No. of Positions Held	Fair Market Value	Unrealized Losses
Common stock	$1,549	$(390)	1	$—	$—	—	$1,549	$(390)
Preferred stock	4,692	(308)	1	—	—	—	4,692	(308)
U.S. Government	8,253	(34)	1	—	—	—	8,253	(34)
States and political subdivisions	42,592	(1,108)	16	7,208	(1,067)	3	49,800	(2,175)
Residential Mortgage-backed	245,704	(5,152)	7	—	—	—	245,704	(5,152)
Corporate bonds	81,191	(1,765)	25	30,791	(1,761)	8	111,982	(3,526)
Total	$383,981	$(8,757)	51	$37,999	$(2,828)	11	$421,980	$(11,585)

	Less Than 12 Months			12 Months or More			Total
December 31, 2013	Fair Market Value	Unrealized Losses	No. of Positions Held	Fair Market Value	Unrealized Losses	No. of Positions Held	Fair Market Value	Unrealized Losses
Preferred stock	$4,348	$(652)	1	$—	$—	—	$4,348	$(652)
States and political subdivisions	32,770	(2,622)	18	2,600	(580)	2	35,370	(3,202)
Residential Mortgage-backed	176,491	(7,527)	6	—	—	—	176,491	(7,527)
Commercial Mortgage-backed	8,128	(51)	2	—	—	—	8,128	(51)
Corporate bonds	128,362	(4,051)	39	41,673	(2,993)	9	170,035	(7,044)
Total	$350,099	$(14,903)	66	$44,273	$(3,573)	11	$394,372	$(18,476)

There were 62 and 77 securities at March 31, 2014 and December 31, 2013, respectively that account for the gross unrealized loss, none of which are deemed by the Company to be an other-than-temporary impairment (“OTTI”). Significant factors influencing the Company’s determination that none of the securities are OTTI included the magnitude of unrealized losses in relation to cost, the nature of the investment and management’s intent not to sell these securities and it being more likely than not that the Company will not be required to sell these investments before anticipated recovery of fair value to the Company’s cost basis.

(f) Restricted Cash and Investments

The Company, in order to conduct business in certain states, is required to maintain letters of credit or assets on deposit to support state mandated regulatory requirements and certain third party agreements. The Company also utilizes trust accounts to collateralize business with its reinsurance counterparties. These assets held are primarily in the form of cash or certain high grade securities. The fair values of our restricted assets as of March 31, 2014 and December 31, 2013 are as follows:

	March 31, 2014	December 31, 2013
Restricted cash	$8,920	$1,155
Restricted investments - fixed maturities at fair value	33,120	42,092
Total restricted cash and investments	$42,040	$43,247

(g) Other

The Company enters into reverse repurchase and repurchase agreements, which are accounted for as either collateralized lending or borrowing transactions and are recorded at contract amounts which approximate fair value. For the collateralized borrowing transactions (i.e., repurchase agreements), the Company receives cash or securities that it invests or holds in short-term or fixed income securities. As of March 31, 2014, the Company had collateralized borrowing transaction principal outstanding of $66,993 at interest rates between and 0.22% and 0.28%. As of December 31, 2013, the Company had collateralized borrowing transaction principal outstanding of $109,629 at interest rates between 0.37% and 0.44%. Interest expense associated with the repurchase borrowing agreements for the three months ended March 31, 2014 and 2013 was $80 and $49, respectively. The Company has approximately $70,740 and $133,922 of collateral pledged in support for these agreements as of March 31, 2014 and December 31, 2013, respectively.